UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCK - 4.29%	Shares	Fair Value

Banks - 0.06%
Equity Bancshares, Inc. - Class A *	119	4,936

Biotechnology - 3.13%
Exact Sciences Corp. *	223	13,333
Mainstay Medical International PLC - Ireland *	14,286	253,606
PolarityTE Inc.	496	11,676
		278,615
Commercial Services - 0.04%
Euronet Worldwide, Inc. *	47	3,937

Computers - 0.13%
Lumentum Holdings, Inc. *	200	11,580

Entertainment - 0.12%
IMAX Corp. - Canada *	500	11,075

Healthcare - Products - 0.27%
ABIOMED, Inc. *	31	12,681
Novocure Ltd. *	375	11,738
		24,418
Internet - 0.23%
Rapid7, Inc. *	353	9,962
RingCentral, Inc. - Class A *	154	10,834
		20,796
Semiconductors - 0.14%
Qorvo Inc.	153	12,266

Software - 0.17%
New Relic, Inc. *	147	14,787

TOTAL COMMON STOCK (Cost $358,003)		382,410

PREFERRED STOCK - 0.68%

Banks - 0.56%
Bank of America Corp., 6.20%	1,900	50,008

Diversified Financial Services - 0.12%
Legg Mason, Inc., 6.375%	400	10,576

TOTAL PREFERRED STOCK (Cost $60,843)		60,584

CLOSED-END FUNDS - 13.02%

Eaton Vance Limited Duration Income Fund	51,275	645,040
MFS Multimarket Income Trust	89,969	508,325
Royce Value Trust, Inc.	445	7,031
		1,160,395

TOTAL CLOSED-END FUNDS (Cost $1,268,150)		1,160,395

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 45.19%			Shares	Fair Value

Asset Allocation Fund - 5.56%
PowerShares DB US Dollar Index Bullish			12,000	$299,280
SPDR Barclays Convertible Securities ETF			3,700	196,174
				495,454
Debt Funds - 34.52%
iShares 20+ Year Treasury Bond ETF			7,200	876,384
iShares Barclays Aggregate Bond Fund			11,000	1,169,520
iShares Floating Rate Bond ETF			10,000	510,000
PowerShares Senior Loan Portfolio			15,000	343,500
SPDR BBG Barclays High Yield Bond			5,000	177,400
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			1	46
				3,076,850
Equity Funds - 5.11%
Consumer Discretionary Select Sector SPDR Fund			1,500	163,950
Financial Select Sector SPDR Fund			2,700	71,793
Industrial Select Sector SPDR Fund			2,000	143,260
Technology Select Sector SPDR Fund			1,100	76,417
				455,420

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,007,332)				4,027,724

BONDS & NOTES - 8.87%	Coupon %	Maturity	Principal Amount	Fair Value

Asset Backed Securities - 6.84%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11 ^	5.095	12/25/2033	$2,564	2,647
Equity One Mortgage Pass-Through Trust 2003-4 ^	4.585	10/25/2034	17,981	17,791
Fremont Home Loan Trust 2005-B, 1 mo. LIBOR plus 0.71% ^	2.326	4/25/2035	61,219	61,415
GE Capital Mortgage Services, Inc. 1999-HE1 Trust	6.265	4/25/2029	1,417	1,438
Option One Mortgage Loan Trust 2005-1, 1 mo. LIBOR plus 0.80% ^	2.421	2/25/2035	4,547	4,545
RAMP Series 2005-RS1 Trust	4.713	1/25/2035	4,378	4,381
RASC Series 2003-KS4 Trust ^	3.870	5/25/2033	7,601	7,650
RASC Series 2004-KS2 Trust ^	4.300	3/25/2034	2,183	2,184
Structured Asset Securities Corp. Mortgage Loan Trust 2006-AM1, 1 mo. LIBOR plus 0.34% ^	1.781	4/25/2036	107,964	107,594
Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF1, 1 mo. LIBOR plus 0.16% ^	1.961	2/25/2036	400,000	400,115
				609,760
Mortgage Backed Securities - 2.03%
Adjustable Rate Mortgage Trust 2005-5, 1 mo. LIBOR plus 0.28% ^	2.181	9/25/2035	37,158	36,812
Banc of America Funding 2006-2 Trust	5.750	3/25/2036	10,343	10,044
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX #	3.139	6/15/2045	119,313	119,366
WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust	4.750	11/25/2018	1,510	1,512
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust ^	4.383	9/25/2036	25,985	12,929
				180,663

TOTAL BONDS & NOTES (Cost $735,071)				790,423

PRIVATE INVESTMENT - 4.10%			Shares	Fair Value

Finance - 4.10%
Vemo Education, Inc. * > #			2,250,000	365,113

TOTAL PRIVATE INVESTMENT (Cost $300,000)				365,113

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

		Notional	Exercise
CALL OPTIONS PURCHASED - 0.02%	Contracts[1]	Amount	Price	Expiration	Fair Value

Tesla Inc.	1	$34,500	$345.00	7/20/2018	$1,750

TOTAL CALL OPTIONS PURCHASED (Cost $3,608)					1,750

		Notional	Exercise
PUT OPTIONS PURCHASED - 0.13%	Contracts [1]	Amount	Price	Expiration	Fair Value

iShares Russell 2000 Growth ETF	28	$574,000	$205.00	7/20/2018	9,800
Financial Select Sector SPDR Fund	27	$72,900	$27.00	7/20/2018	1,809

TOTAL PUT OPTIONS PURCHASED (Cost $10,942)					11,609

SHORT-TERM INVESTMENT - 5.46%				Shares	Fair Value

Federated Government Obligations Fund - Institutional Shares, 1.75% @				486,698	486,698

TOTAL SHORT-TERM INVESTMENT (Cost $486,698)					486,698

TOTAL INVESTMENTS (Cost $7,230,647) - 81.76%					7,286,706

SECURITIES SOLD SHORT (Proceeds $39,075) - (0.50%)					(44,584)

OPTIONS WRITTEN (Proceeds $6,206) - (0.07%)					(6,622)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 18.81%					1,676,453

NET ASSETS - 100%					8,911,953

* Non-income producing security.
^ Variable or step coupon security - Interest rate shown represents the rate on June 30, 2018.
> The value has been determined under the policies of the Board of Trustees. The value of such securities is $365,113 or 4.10% of net assets.
# All or a portion of the security is segregated as collateral for securities sold short and call options written.
@ Rate shown represents the 7-day yield at June 30, 2018, is subject to change and resets daily.

ETF - Exchange Traded Fund
LP - Limited Partnership
Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

CROW POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCK - (0.53%)				Shares	Fair Value

Auto Manuafacturers - (0.50%)
Tesla Inc.				130	44,584

TOTAL COMMON STOCK - (Proceeds $39,075)					44,584

OPTIONS WRITTEN - (0.08)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.07%)	Contracts [1]	Amount	Price	Expiration	Fair Value

iShares 20+ Yr Treasury ETF	25	$300,000	$120.00	7/20/2018	4,900
iShares 20+ Yr Treasury ETF	25	$310,000	$124.00	7/20/2018	750
Financial Select Sector SPDR Fund	27	$75,600	$28.00	7/20/2018	$270

TOTAL CALL OPTIONS WRITTEN (Proceeds $5,693)					5,920

PUT OPTIONS WRITTEN - (0.01%)

Financial Select Sector SPDR Fund	27	$70,200	$26.00	7/20/2018	702

TOTAL PUT OPTIONS WRITTEN (Proceeds $513)					702

TOTAL OPTIONS WRITTEN (Proceeds $6,206)					$6,622

[1] Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Crow Point Alternative Income Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, closed-end funds and exchange-traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options,that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2018.

Crow Point Alternative Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$382,410	$—	$—	$382,410
Preferred Stock (2)	60,584	—	—	60,584
Closed-End Funds (2)	1,160,395	—	—	1,160,395
Exchange-Traded Funds (2)	4,027,724	—	—	4,027,724
Bonds & Notes	—	790,423	—	790,423
Call Options Purchased	1,750	—	—	1,750
Put Options Purchased	11,609	—	—	11,609
Private Investment	—	365,113	—	365,113
Warrants	—	—	—	—
Short-Term Investments	486,698	—	—	486,698
Total Assets	$6,131,170	$1,155,536	$—	$7,286,706

Financial and Derivative Instruments - Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds	$44,584	$—	$—	$44,584
Call Options Written	5,920	—	—	5,920
Put Options Written	702	—	—	702
Total Liabilities	$51,206	$—	$—	$51,206

(1)       As of and during the nine month period ended June 30, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock, preferred stock, closed-end funds and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock and preferred stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the nine month period ended June 30, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Options – When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange-Traded and Closed-End Funds – The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Derivative Transactions

As of June 30, 2018, portfolio securities and cash valued at $778,831 were held in escrow by the custodian as cover for securities sold short and call options written by the Fund.

As of June 30, 2018 the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Investments, at value	$1,750	$—	$1,750
Put options purchased	Investments, at value	11,609	—	11,609
Total Assets		$13,359	$—	$13,359

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$5,920	$—	$5,920
Put options written	Options written, at value	702		702
Total Liabilities		$6,622	$—	$6,622

Crow Point Alternative Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Derivative Transactions (continued)

For the nine month period ended June 30, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$(1,858)	$—	$(1,858)
Put options purchased	Options purchased	667	—	667
Call options written	Options written	(227)	—	(227)
Put options written	Options written	(189)	—	(189)
		$(1,607)	$—	$(1,607)

Net realized loss on:	Location	Equity Contracts	Interest Rate Contracts	Total
Call options purchased	Options purchased	$(921)	$—	$(921)
Put options purchased	Options purchased	2,577		2,577
Call options written	Options written	15,790		15,790
Put options written	Options written	6,664		6,664
		$24,110	$—	$24,110

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30,2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$7,231,543	$186,047	$(130,884)	$55,163

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly uthorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 29, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	August 29, 2018